Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial expenses
Interest on bank loans, overdrafts and all other borrowings	$ 1,168	$ 1,130	$ 969
Interest capitalised at 4.24% (2017: 3.25%; 2016: 2.61%)	(139)	(113)	(123)
Discounting on provisions and other liabilities	414	450	304
Fair value change on hedged loans	(265)	(1,185)	1,444
Fair value change on hedging derivatives	329	1,244	(1,448)
Exchange variations on net debt	(19)	(23)	(24)
Other financial expenses	79	57	28
Finance costs	1,567	1,560	1,150
Financial income
Interest income	(322)	(143)	(137)
Net finance costs	$ 1,245	$ 1,417	$ 1,013